Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,278,644.16

Principal:
Principal Collections	$22,581,140.37
Prepayments in Full	$14,162,844.95
Liquidation Proceeds	$535,321.09
Recoveries	$60,036.15
Sub Total	$37,339,342.56
Collections	$40,617,986.72

Purchase Amounts:
Purchase Amounts Related to Principal	$131,009.48
Purchase Amounts Related to Interest	$676.48
Sub Total	$131,685.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,749,672.68

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,749,672.68
Servicing Fee	$811,308.59	$811,308.59	$0.00	$0.00	$39,938,364.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,938,364.09
Interest - Class A-2 Notes	$146,470.92	$146,470.92	$0.00	$0.00	$39,791,893.17
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$39,504,756.50
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$39,399,621.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,399,621.08
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$39,344,349.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,344,349.08
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$39,302,456.41
Third Priority Principal Payment	$4,487,746.71	$4,487,746.71	$0.00	$0.00	$34,814,709.70
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$34,759,876.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,759,876.37
Regular Principal Payment	$33,535,906.45	$33,535,906.45	$0.00	$0.00	$1,223,969.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,223,969.92
Residuel Released to Depositor	$0.00	$1,223,969.92	$0.00	$0.00	$0.00
Total		$40,749,672.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,487,746.71
Regular Principal Payment					$33,535,906.45
Total					$38,023,653.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,023,653.16	$91.84	$146,470.92	$0.35	$38,170,124.08	$92.19
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$38,023,653.16	$28.33	$690,741.01	$0.51	$38,714,394.17	$28.84

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$319,572,917.04	0.7719153	$281,549,263.88	0.6800707
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$932,822,917.04	0.6949696	$894,799,263.88	0.6666413

Pool Information
Weighted Average APR	4.266%	4.258%
Weighted Average Remaining Term	48.73	47.89
Number of Receivables Outstanding	47,328	46,094
Pool Balance	$973,570,311.55	$935,721,515.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$938,405,177.71	$902,015,170.33
Pool Factor	0.7137700	0.6860213

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$14,035,822.73
Yield Supplement Overcollateralization Amount	$33,706,344.82
Targeted Overcollateralization Amount	$40,922,251.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,922,251.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		159	$438,480.51
(Recoveries)		22	$60,036.15
Net Losses for Current Collection Period			$378,444.36
Cumulative Net Losses Last Collection Period			$1,512,659.71
Cumulative Net Losses for all Collection Periods			$1,891,104.07

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.09%	463	$10,218,087.75
61-90 Days Delinquent	0.07%	26	$648,597.00
91-120 Days Delinquent	0.02%	11	$226,780.13
Over 120 Days Delinquent	0.04%	18	$406,478.57
Total Delinquent Receivables	1.23%	518	$11,499,943.45

Repossession Inventory:
Repossessed in the Current Collection Period		34	$917,864.24
Total Repossessed Inventory		46	$1,263,732.03

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3384%
Preceding Collection Period			0.4265%
Current Collection Period			0.4757%
Three Month Average			0.4135%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1711%
Preceding Collection Period			0.1542%
Current Collection Period			0.1193%
Three Month Average			0.1482%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer